Earnings per share	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share

(EUR thousand)	For the financial year ended March 31
Earnings per share	2023	2022	2021
Loss attributable to the owners of the parent	(25,621)	(97,177)	(434,069)
Loss attributable to the owners of the parent attributable to ordinary shares	(21,635)	(88,460)	(386,890)
Loss attributable to the owners of the parent attributable to preference shares	(3,986)	(8,717)	(47,178)
Weighted average number of basic and diluted ordinary shares outstanding (thousand)	187,326	179,455	169,391
Weighted average number of basic and diluted preference shares outstanding (thousand)	34,509	17,684	20,656
Basic and diluted loss per ordinary share	(0.12)	(0.49)	(2.28)
Basic
Basic earnings per ordinary share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of basic ordinary shares outstanding at the end of the period.
Diluted
Diluted earnings per ordinary share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of diluted ordinary shares outstanding at the end of the period.
For the financial year ended March 31, 2023 the Company has excluded 8.0 million (8.0 million for the financial year ended March 31, 2022, 8.9 million for the financial year ended March 31, 2021) ordinary shares from the diluted earnings per ordinary shares calculation, as the impact of those shares is not-dilutive. Those shares relate to the Management Incentive Plan.
The Company has excluded 2.0 million (1.7 million for the financial year ended March 31, 2022, zero for the financial year ended March 31, 2021) ordinary shares from the diluted earnings per ordinary share calculation, as the impact of the shares are considered anti-dilutive for the financial year ended March 31, 2023. The ordinary shares relate to share-based payments plans and are potentially dilutive instruments; at each of the three reporting periods they had an anti-dilutive effect due to the reported loss.
The 30,735,950 outstanding Warrants as of March 31, 2023, 2022 and 2021 are considered as not-dilutive.